Consolidated Balance Sheets (Parentheticals) $ in Thousands	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Accounts Receivable, Allowance for Credit Loss, Current | $	$ 260	$ 260
Common Class A [Member]
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Common Stock, Votes Per Share	1
Common Stock, Shares Authorized (in shares)	10,500,000	10,500,000
Common Stock, Shares, Issued (in shares)	3,287,647	3,287,647
Common Stock, Shares, Outstanding (in shares)	3,287,647	3,287,647
Common Class B [Member]
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Common Stock, Votes Per Share	10
Common Stock, Shares Authorized (in shares)	1,000,000	1,000,000
Common Stock, Shares, Issued (in shares)	611,784	611,784
Common Stock, Shares, Outstanding (in shares)	611,784	611,784